CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 143,291	$ 116,920	$ 258,831
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment	13,529	(24,801)	(14,602)
Available-for-sale investments:
Change in net unrealized gains (losses)	(854)	5,102	(2,081)
Less - reclassification adjustment for net gains realized and included in net income		(3,388)	(32)
Net change (net of tax effect of $(113), $113 and ($338))	(854)	1,714	(2,113)
Cash flow hedges:
Change in unrealized gains (losses)	6,821	600	(954)
Less - reclassification adjustment for net gains (losses) realized and included in net income	(5,586)	(132)	4,010
Net change	1,235	468	3,056
Total other comprehensive income (loss)	13,910	(22,619)	(13,659)
Comprehensive income	$ 157,201	$ 94,301	$ 245,172